SHAREHOLDERS' EQUITY - Warrants (Details) - Aurora Acquisition Corp	6 Months Ended	12 Months Ended
	Jun. 30, 2023 D $ / shares	Dec. 31, 2022 D $ / shares
Warrants
Class of Warrant or Right [Line Items]
Maximum period after business combination in which to file registration statement	30 days	30 days
Public Warrants
Class of Warrant or Right [Line Items]
Warrant exercise period condition one	30 days	30 days
Warrant exercise period condition two	12 months	12 months
Public Warrants expiration term	5 years	5 years
Share price trigger used to measure dilution of warrant	$ 9.20	$ 9.20
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant	60	60
Trading period after business combination used to measure dilution of warrant | D	10	10
Warrant exercise price adjustment multiple	115	115
Warrant redemption price adjustment multiple	180	180
Restrictions on transfer period of time after business combination completion	30 days	30 days
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Warrant redemption condition minimum share price		$ 18.00
Redemption price per public warrant (in dollars per share)		$ 0.01
Threshold trading days for redemption of public warrants		20 days
Threshold consecutive trading days for redemption of public warrants		30 days
Redemption period		30 days
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Warrant redemption condition minimum share price		$ 10.00
Redemption price per public warrant (in dollars per share)		$ 0.10
Minimum threshold written notice period for redemption of public warrants		90 days
Threshold trading days for redemption of public warrants		20 days
Threshold consecutive trading days for redemption of public warrants		30 days
Threshold number of business days before sending notice of redemption to warrant holders | D		3
Redemption period		30 days